The changes in the balance of “Non-controlling interests” are summarized as follows: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year		R$ 312,885	R$ 558,581	R$ 529,990
Increase (decrease) in equity	[1]	17,415	(271,078)	51,073
Dividends paid / Interest on Capital		(19,138)		(92,734)
[custom:CapitalIncrease]	[2]			100,000
Profit attributable to non-controlling interests		31,272	32,224	224,518
Update PUT Olé Consignado S.A.				(240,000)
Others		(8,085)	(6,842)	(14,266)
Balance at end of year		R$ 334,349	R$ 312,885	R$ 558,581

[1]	In 2019, mainly refers to Banco Hyundai Capital, which was consolidated using the equity method. In 2020, it refers to the merger of Banco Olé Consignado S.A by the Company. In 2021, it refers to the merger of Toro Corretora de Títulos e Valores Mobiliários S.A and Gira – Gestão Integrada de Receivíveis do Agronegócio S.A.
[2]	In 2019, refers to the capital increase of Olé Consignado.